Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001815442
Registrant Name	Kymera Therapeutics, Inc.
Registration File Number	333-282912
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A